[LOGO]USAA(R)

                   USAA INTERMEDIATE-TERM Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                   NONE OF THE INCOME FROM OUR
                TAX-EXEMPT MUTUAL FUNDS HAS BEEN
[PHOTO]         SUBJECT TO THE AMT...A COMMITMENT
                  WE PLAN TO KEEP IN THE FUTURE.
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

                 If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

                 Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT -- more than 1.7 million this past tax year alone.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

                 On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

                 USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           2

FINANCIAL INFORMATION

   Distributions to Shareholders                                    12

   Independent Auditors' Report                                     13

   Portfolio of Investments                                         14

   Notes to Portfolio of Investments                                37

   Financial Statements                                             39

   Notes to Financial Statements                                    42

DIRECTORS' INFORMATION                                              49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA INTERMEDIATE-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of between three and 10 years.

----------------------------------------------------------------------------------------------
                                                              3/31/02             3/31/01
----------------------------------------------------------------------------------------------
 Net Assets                                               $2,434.0 Million    $2,310.8 Million
 Net Asset Value Per Share                                     $12.93             $13.09
 Tax-Exempt Dividends Per Share Last 12 Months                 $0.665             $0.688
 Capital Gain Distributions Per Share Last 12 Months              -                  -

----------------------------------------------------------------------------------------------
                               30-Day SEC Yield* as of 3/31/02
----------------------------------------------------------------------------------------------
30-DAY SEC YIELD                                                                      3.96%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

USAA INTERMEDIATE-TERM FUND

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS--PERIODS ENDING MARCH 31, 2002

--------------------------------------------------------------------------------
                      Total Return  =  Dividend Return  +  Price Change
--------------------------------------------------------------------------------
10 YEARS                 6.26%      =       5.63%       +     0.63%
5 YEARS                  5.70%      =       5.45%       +     0.25%
1 YEAR                   3.90%      =       5.12%       +    -1.22%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2002

                                [CHART]


TOTAL RETURN
---------------------
03/31/1993     11.29%
03/31/1994      3.06%
03/31/1995      6.16%
03/31/1996      7.97%
03/31/1997      5.80%
03/31/1998     10.59%
03/31/1999      5.42%
03/31/2000     -0.84%
03/31/2001      9.81%
03/31/2002      3.90%

DIVIDEND RETURN
---------------------
03/31/1993      6.33%
03/31/1994      5.28%
03/31/1995      5.79%
03/31/1996      5.81%
03/31/1997      5.80%
03/31/1998      5.81%
03/31/1999      5.35%
03/31/2000      5.21%
03/31/2001      5.76%
03/31/2002      5.12%

CHANGE IN SHARE PRICE
---------------------
03/31/1993      4.96%
03/31/1994     -2.22%
03/31/1995      0.37%
03/31/1996      2.16%
03/31/1997      0.00%
03/31/1998      4.78%
03/31/1999      0.07%
03/31/2000     -6.05%
03/31/2001      4.05%
03/31/2002     -1.22%


                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

USAA INTERMEDIATE-TERM FUND

                                [CHART]

                   12-MONTH DIVIDEND YIELD COMPARISON


                                                   LIPPER INTERMEDIATE MUNICIPAL
                  USAA INTERMEDIATE-TERM FUND           DEBT FUNDS AVERAGE
                  ---------------------------      -----------------------------
3/31/93                       5.75                               5.26
3/31/94                       5.56                               4.91
3/31/95                       5.56                               4.75
3/31/96                       5.57                               4.68
3/31/97                       5.67                               4.56
3/31/98                       5.34                               4.38
3/31/99                       5.24                               4.21
3/31/00                       5.49                               4.43
3/31/01                       5.27                               4.31
3/31/02                       5.13                               4.12

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/93 TO 3/31/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                        [CHART]

                            CUMULATIVE PERFORMANCE COMPARISON

        USAA INT-TERM FD   LEHMAN BROS MUNI BOND IDX    LIPPER INT MUNI DEBT FUNDS AVG   LIPPER INT MUNI DEBT FUNDS IDX
        ----------------   -------------------------    ------------------------------   ------------------------------
Mar-92      10000.00              10000.00                        10000.00                        10000.00
Apr-92      10069.06              10088.94                        10080.18                        10078.44
May-92      10183.18              10207.75                        10190.97                        10188.50
Jun-92      10336.96              10378.84                        10334.40                        10330.82
Jul-92      10628.08              10690.14                        10635.81                        10621.17
Aug-92      10530.52              10585.92                        10530.43                        10514.26
Sep-92      10590.74              10655.17                        10588.59                        10576.89
Oct-92      10481.39              10550.28                        10491.09                        10481.37
Nov-92      10695.10              10739.36                        10675.58                        10657.85
Dec-92      10789.09              10849.01                        10772.47                        10752.10
Jan-93      10913.18              10975.29                        10892.63                        10876.08
Feb-93      11296.38              11372.12                        11224.30                        11202.48
Mar-93      11128.82              11251.95                        11106.13                        11074.70
Apr-93      11249.08              11365.33                        11199.04                        11163.89
May-93      11301.79              11429.15                        11241.85                        11201.21
Jun-93      11471.47              11620.27                        11402.39                        11353.03
Jul-93      11494.61              11635.21                        11403.09                        11348.60
Aug-93      11724.80              11877.59                        11607.58                        11550.38
Sep-93      11847.30              12013.04                        11741.43                        11682.58
Oct-93      11859.81              12036.12                        11759.55                        11700.93
Nov-93      11803.13              11929.87                        11684.36                        11629.45
Dec-93      12026.52              12181.75                        11885.35                        11820.48
Jan-94      12159.89              12320.93                        12009.29                        11941.93
Feb-94      11883.98              12001.83                        11752.06                        11688.28
Mar-94      11469.72              11513.00                        11412.16                        11360.62
Apr-94      11538.85              11610.77                        11470.22                        11408.69
May-94      11635.72              11711.25                        11560.89                        11499.15
Jun-94      11595.51              11639.62                        11528.17                        11465.62
Jul-94      11766.95              11853.15                        11674.17                        11608.58
Aug-94      11824.19              11894.22                        11720.22                        11652.85
Sep-94      11709.02              11719.74                        11605.64                        11533.30
Oct-94      11555.75              11511.64                        11479.65                        11406.16
Nov-94      11354.17              11303.21                        11318.08                        11236.64
Dec-94      11542.37              11552.04                        11488.48                        11404.26
Jan-95      11811.96              11882.34                        11715.75                        11625.02
Feb-95      12071.27              12227.92                        11958.07                        11866.66
Mar-95      12176.86              12368.46                        12065.29                        11971.66
Apr-95      12201.35              12383.05                        12088.87                        11997.60
May-95      12536.95              12778.19                        12373.15                        12279.08
Jun-95      12477.06              12666.51                        12324.13                        12240.50
Jul-95      12625.10              12786.34                        12438.23                        12351.83
Aug-95      12763.66              12948.61                        12563.68                        12472.64
Sep-95      12851.35              13030.42                        12624.56                        12534.63
Oct-95      13013.31              13219.84                        12757.85                        12653.55
Nov-95      13184.25              13439.47                        12901.04                        12788.29
Dec-95      13281.38              13568.47                        12988.72                        12870.52
Jan-96      13356.15              13670.99                        13094.97                        12970.46
Feb-96      13274.05              13578.65                        13052.33                        12930.61
Mar-96      13146.94              13405.19                        12915.00                        12800.51
Apr-96      13140.27              13367.17                        12889.50                        12777.91
May-96      13139.83              13362.07                        12892.27                        12777.71
Jun-96      13249.65              13507.71                        12973.75                        12857.30
Jul-96      13379.08              13629.91                        13094.18                        12970.54
Aug-96      13389.34              13626.86                        13096.98                        12975.38
Sep-96      13548.96              13817.30                        13215.45                        13093.17
Oct-96      13696.90              13973.45                        13347.79                        13221.25
Nov-96      13907.25              14229.41                        13547.37                        13417.51
Dec-96      13877.30              14169.32                        13514.31                        13381.88
Jan-97      13910.23              14196.14                        13547.77                        13415.25
Feb-97      14050.54              14326.50                        13650.59                        13516.46
Mar-97      13909.54              14135.38                        13514.14                        13378.57
Apr-97      14018.51              14253.85                        13588.07                        13447.98
May-97      14191.59              14468.39                        13758.89                        13606.59
Jun-97      14336.14              14622.51                        13887.83                        13732.43
Jul-97      14700.14              15027.50                        14201.24                        14030.23
Aug-97      14595.76              14886.62                        14084.51                        13921.77
Sep-97      14777.63              15063.14                        14235.89                        14069.10
Oct-97      14866.48              15160.23                        14302.69                        14136.01
Nov-97      14962.55              15249.51                        14364.71                        14191.14
Dec-97      15180.90              15471.86                        14553.54                        14372.34
Jan-98      15314.23              15631.41                        14675.82                        14493.68
Feb-98      15357.82              15636.16                        14685.42                        14500.86
Mar-98      15382.39              15650.08                        14686.29                        14510.06
Apr-98      15312.55              15579.47                        14614.65                        14442.94
May-98      15526.67              15825.92                        14823.20                        14636.67
Jun-98      15599.54              15888.38                        14870.12                        14686.62
Jul-98      15633.45              15928.10                        14900.91                        14720.38
Aug-98      15854.65              16174.21                        15127.86                        14932.57
Sep-98      16040.67              16375.85                        15301.53                        15094.28
Oct-98      16024.60              16375.51                        15297.07                        15099.21
Nov-98      16071.70              16432.88                        15331.50                        15131.79
Dec-98      16140.65              16474.30                        15385.75                        15179.96
Jan-99      16277.30              16670.17                        15562.75                        15350.07
Feb-99      16213.45              16597.52                        15473.74                        15268.34
Mar-99      16215.74              16620.27                        15457.27                        15264.65
Apr-99      16273.37              16661.68                        15500.71                        15306.73
May-99      16178.83              16565.27                        15403.78                        15216.15
Jun-99      15975.18              16326.97                        15182.29                        15009.07
Jul-99      16031.05              16386.38                        15258.29                        15078.90
Aug-99      15869.50              16255.00                        15183.11                        15009.08
Sep-99      15841.22              16261.79                        15191.24                        15018.22
Oct-99      15671.98              16085.61                        15078.56                        14912.95
Nov-99      15823.36              16256.70                        15216.91                        15039.41
Dec-99      15719.95              16135.51                        15147.06                        14971.40
Jan-00      15616.75              16065.24                        15074.44                        14905.51
Feb-00      15803.36              16251.95                        15198.72                        15020.28
Mar-00      16079.89              16607.03                        15420.27                        15235.38
Apr-00      16008.00              16508.92                        15354.66                        15171.00
May-00      15946.17              16423.04                        15278.13                        15108.06
Jun-00      16304.09              16858.23                        15607.48                        15419.76
Jul-00      16495.45              17092.80                        15787.88                        15594.84
Aug-00      16700.77              17356.23                        15980.48                        15788.60
Sep-00      16655.80              17265.93                        15928.67                        15742.03
Oct-00      16799.76              17454.33                        16062.46                        15873.20
Nov-00      16902.30              17586.39                        16138.54                        15948.69
Dec-00      17265.50              18020.90                        16478.62                        16269.90
Jan-01      17427.01              18199.46                        16662.34                        16457.60
Feb-01      17516.25              18257.17                        16713.66                        16510.97
Mar-01      17657.51              18420.79                        16841.63                        16637.36
Apr-01      17481.02              18221.19                        16657.68                        16487.67
May-01      17666.60              18417.40                        16829.46                        16656.94
Jun-01      17795.84              18540.63                        16942.83                        16760.52
Jul-01      18039.52              18815.26                        17158.21                        16962.48
Aug-01      18279.47              19125.19                        17429.54                        17218.78
Sep-01      18267.20              19061.03                        17401.35                        17195.43
Oct-01      18431.02              19288.13                        17569.76                        17360.21
Nov-01      18317.04              19125.53                        17364.15                        17179.63
Dec-01      18223.69              18944.60                        17227.66                        17050.49
Jan-02      18452.15              19273.20                        17488.06                        17298.00
Feb-02      18640.60              19505.39                        17694.09                        17492.00
Mar-02      18348.81              19123.16                        17358.85                        17173.85

                 DATA FROM 3/31/92 THROUGH 3/31/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

                      o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                      o The Lipper Intermediate Municipal Debt Funds Average,
                        an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                      o The Lipper Intermediate Municipal Debt Funds Index,
                        which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Clifford A. Gladson, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THE PERIOD?

                 Your USAA Intermediate-Term Fund provided a total return of 3.90% vs. an average of 3.06% for the 128 funds in Lipper Intermediate Municipal Debt Funds category. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 5.13%, well above the 4.12% average for its Lipper category.

                                  * * * * *

                 THE FUND'S PERFORMANCE HAS RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE PERIOD ENDING MARCH 31, 2002.

                 REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR MORNINGSTAR RATING METRICS. THE USAA INTERMEDIATE-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME PERIODS: 1,658 FUNDS IN THE LAST THREE YEARS, 1,507 FUNDS IN THE LAST FIVE YEARS, AND 505 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA INTERMEDIATE-TERM FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS FOR EACH OF THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

[LOGO]LIPPER     Lipper also named the Fund a Lipper Leader for consistent
      LEADER     return within its Lipper category for the three-year period
    CONSISTENT   ending March 31, 2002.
      RETURN

WHAT WERE THE RELEVANT MARKET CONDITIONS FROM MARCH 31, 2001, TO MARCH 31, 2002?

                 Even before the events of September 11, 2001, the economy was experiencing higher unemployment claims, reduced levels of capital spending, and disappointing corporate profits. In an effort to stimulate economic growth, the Federal Reserve Board (the Fed) cut short-term interest rates 3.25%.

                 Although money market yields have fallen, yields for long-term securities have edged higher. The yields on one-year high-quality municipal bonds dropped -1.07%, while the yields on 10-year bonds rose 0.26%. The credit market appears to believe that higher levels of economic activity will prompt the Fed to raise interest rates to keep inflation under control.

HOW DO YOU SHIELD THE FUND FROM CREDIT PROBLEMS?

                 While we utilize the credit ratings of three nationally recognized statistical rating organizations (Moody's Investor's Service, Standard & Poor's, and Fitch Ratings) as guidelines, we make purchase decisions based on our independent credit analysis. We will not purchase some high-grade credits rated A or better, including some with ratings of AAA. Furthermore, if a holding is downgraded below investment grade, we do not sell automatically.

                 LIPPER LEADER FOR CONSISTENT RETURN RATINGS REFLECT THE DEGREE OF A FUND'S HISTORICAL SUCCESS IN ACHIEVING SUPERIOR RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS FOR THE THREE YEARS ENDED MARCH 31, 2002. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. TWENTY PERCENT OF FUNDS ANALYZED ARE NAMED LIPPER LEADERS FOR CONSISTENT RETURN.

                 THE USAA INTERMEDIATE-TERM FUND WAS RATED AMONG 97 INTERMEDIATE MUNICIPAL DEBT FUNDS FOR THE THREE-YEAR PERIOD. LIPPER LEADER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2001, REUTERS. ALL RIGHTS RESERVED.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 While it may seem like the easiest action to take, it may not be in the best interests of our shareholders.

                 Our seasoned analysts emphasize the three Cs of credit analysis--character, cash flow, and collateral. However, credit analysis is also an art. The analyst must have forward-looking judgment that builds on past events to assess a creditor's future willingness, ability, and incentive to pay. An analyst must also be able to recognize when a material risk may defy analysis. Over the years, our municipal analysts have identified and helped us avoid potential credit problems before they could damage the portfolio.

WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE PERIOD?

                 In anticipation of the stimulative effects of lower short-term interest rates on the economy, we allowed the Fund's weighted average maturity to shorten to 8.4 years. In addition, the Fund's exposure to zero-coupon bonds was reduced in an effort to lessen price volatility.

HAS THE ENRON BANKRUPTCY AFFECTED THE MUNICIPAL MARKET?

                 The Kmart and Enron bankruptcies have shaken the fixed-income markets, especially for corporate bonds. However, the vast majority of municipal bonds are issued to pay for essential public service initiatives, such as water/sewer systems, school construction, hospital expansions, and low income housing. A municipal default is unusual because:

                      o Most municipal revenues are relatively stable and
                        predictable.

                      o Municipals have much lower event risk. Cities don't make leveraged buyouts.

                      o The annual budget and debt issuance are scrutinized by
                        rival politicians, news media, and taxpayer groups.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                 It appears that low short-term interest rates have paved the way for renewed economic growth. As the recovery gains momentum, I expect that longer-term rates will rise less than money market and short-term interest rates. So long as inflation remains under control, I hope to use intermediate-term rate increases to add to the Fund's tax-exempt income distributions.

--------------------------------------------------------------------------------
Taxable Equivalent Yields
--------------------------------------------------------------------------------

To match the USAA Intermediate-Term Fund's closing 30-day SEC yield of 3.96%, and assuming marginal federal tax rates of: 27.00% 30.00% 35.00% 38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:         5.42%   5.66%   6.09%   6.45%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

             PORTFOLIO RATINGS MIX
                   3/31/02

AAA                                             43%
Cash Equivalents                                 3%
B                                                1%
BBB                                             20%
A                                               14%
AA                                              19%

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA, A, and BBB account for 0.5%, 0.4%, and 2.5%, respectively, of the Fund's investments and are included in the appropriate categories above.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-36.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA INTERMEDIATE-TERM FUND

                 The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

13

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
 KPMG
THE SHAREHOLDERS AND BOARD OF DIRECTORS

                 USAA INTERMEDIATE-TERM FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Intermediate-Term Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Intermediate-Term Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP


                 San Antonio, Texas
                 May 3, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
March 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (ETM)    Escrowed to final maturity.
                 (PRE)    Prerefunded to a date prior to maturity.
                 (LOC)    Enhanced by a bank letter of credit.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS)    Scheduled principal and interest payments are
                          insured by:
                          (1)  MBIA, Inc.
                          (2)  AMBAC Financial Group, Inc.
                          (3)  Financial Guaranty Insurance Co.
                          (4)  Financial Security Assurance Holdings Ltd.
                          (5)  Radian Asset Assurance, Inc.
                          (6)  ACA Financial Guaranty Corp.
                          (7)  College Construction Loan Insurance
                                Association
                          (8)  AXA Reinsurance Group

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP       Certificate of Participation
                 EDC       Economic Development Corp.
                 GAN       Grant Anticipation Note
                 GO        General Obligation
                 IDA       Industrial Development Authority/Agency
                 IDB       Industrial Development Board
                 IDC       Industrial Development Corp.
                 ISD       Independent School District
                 MFH       Multifamily Housing
                 MLO       Municipal Lease Obligation
                 PCRB      Pollution Control Revenue Bond
                 RB        Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (89.3%)
           ALABAMA (0.5%)
  $ 2,000  Baldwin County Health Care Auth.
            Hospital RB, Series 1996                                      6.75%         4/01/2015     $    2,015
    2,500  Montgomery BMC Special Care Facilities
            Financing Auth. RB, Series 1998B (INS)(1)                     4.88         11/15/2018          2,348
    5,000  Prattville IDB PCRB, Series 1998                               5.15          9/01/2013          4,840
    2,000  Univ. of Alabama at Birmingham
            Hospital RB, Series 2000A (INS)(1)                            5.75          9/01/2020          2,052

           ALASKA (0.3%)
    6,155  Housing Finance Corp. Mortgage RB,
            Series 1997A-1                                                5.50         12/01/2017          6,198

           ARIZONA (0.2%)
    4,500  Maricopa County Hospital RB, Series 1997                       6.13          4/01/2018          4,446

           ARKANSAS (0.4%)
    2,945  Little Rock Capital Improvement RB,
            Series 1998A                                                  5.70          1/01/2018          2,929
    3,060  Mississippi County Hospital RB,
            Series 1992B                                                  6.85         11/01/2002          3,082
    4,860  St. Francis County Hospital RB, Series 1985                    6.50          2/01/2005          4,878

           CALIFORNIA (5.1%)
    7,100  Central Valley Financing Auth. Cogeneration
            Project RB, Series 1993 (PRE)                                 6.10          7/01/2013          7,572
   10,500  Contra Costa Transportation Auth. RB,
            Series 1991A (ETM) (INS)(3),(a)                               6.30          3/01/2003         10,296
           Foothill/Eastern Transportation
            Corridor Agency RB,
   10,000   Series 1995A (ETM)(a)                                         6.87          1/01/2010          9,948
   15,000   Series 1995A (PRE)(a)                                         7.10          1/01/2011         15,166
    9,085   Series 1995A (PRE)(a)                                         6.82          1/01/2013          9,204
           Modesto Irrigation District COP,
    3,320   Series 1999A (INS)(2),(a)                                     5.64          7/01/2017          1,420
    3,325   Series 1999A (INS)(2),(a)                                     5.69          7/01/2018          1,324
   19,890  Pleasanton Joint Powers Financing
            Auth. RB, Series 1993A                                        6.00          9/02/2005         20,914

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           Sacramento Cogeneration Auth. RB,
  $ 1,800   Series 1995 (PRE)                                             6.38%         7/01/2010     $    2,018
    1,500   Series 1995                                                   6.38          7/01/2010          1,598
           San Joaquin Hills Transportation
            Corridor Agency Senior Lien RB,
    3,525   Series 1993 (ETM)                                             7.35          1/01/2005          3,928
    8,305   Series 1993 (ETM)                                             7.40          1/01/2006          9,504
    5,000   Series 1993 (ETM)                                             7.40          1/01/2007          5,826
   16,795   Series 1993 (ETM)                                             7.45          1/01/2008         19,990
    5,200  San Jose MFH RB, Series 1992A
            (Countrybrook) (NBGA)(f)                                      4.95          4/01/2012          5,200

           COLORADO (0.9%)
    5,000  Adams County PCRB, Series 1999 (INS)(2)                        5.10          1/01/2019          4,947
           Denver Health and Hospital Auth. Healthcare RB,
    1,000   Series 1998A                                                  5.20         12/01/2012            972
      635   Series 1998A                                                  5.25         12/01/2013            612
    2,200   Series 1998A                                                  5.38         12/01/2018          2,059
    1,000   Series 2001A                                                  6.25         12/01/2016          1,039
           Health Facilities Auth. Hospital RB,
      500   Series 1993 (Rocky Mountain Adventist
            Healthcare) (PRE)                                             6.63          2/01/2013            528
    9,000   Series 1993 (Rocky Mountain Adventist
            Healthcare)                                                   6.63          2/01/2013          9,286
    2,500  Housing and Finance Auth. MFH RB,
            Series 1997C-3                                                5.65         10/01/2015          2,501

           CONNECTICUT (1.7%)
           Mashantucket (Western) Pequot Tribe RB,
    4,960   Series 1996A (PRE)(c)                                         6.40          9/01/2011          5,577
   10,780   Series 1996A(c)                                               6.40          9/01/2011         11,228
    1,000   Series 1997B(c)                                               5.60          9/01/2009          1,005
    4,400   Series 1997B(c)                                               5.70          9/01/2012          4,359
   16,500   Series 1997B(c)                                               5.75          9/01/2018         15,905
    3,000   State GO, Series 2001D                                        5.13         11/15/2015          3,078

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           DELAWARE (0.2%)
           Municipal Electric Corp. RB,
 $  1,010   Series 2001 (INS)(2)                                          5.25%         7/01/2013     $    1,055
    1,460   Series 2001 (INS)(2)                                          5.25          7/01/2017          1,483
    1,580   Series 2001 (INS)(2)                                          5.25          7/01/2018          1,596

           DISTRICT OF COLUMBIA (3.7%)
   30,000  Convention Center Auth. RB,
            Series 1998 (INS)(2)                                          5.00         10/01/2018         29,130
           GO,
    2,405   Series 1993A (ETM)                                            5.80          6/01/2004          2,543
   11,700   Series 1993A                                                  5.80          6/01/2004         12,254
    1,230   Series 1993E (PRE)                                            5.75          6/01/2005          1,301
      450   Series 1993E (PRE)                                            5.75          6/01/2006            476
    3,870   Series 1994A-3                                                5.50          6/01/2006          4,049
        5   Series 2001E                                                  5.75          6/01/2005              5
   10,545   Series 2001E (ETM)                                            5.75          6/01/2005         11,175
      810   Series 2001E                                                  5.75          6/01/2006            852
   10,740   Series 2001E (ETM)                                            5.75          6/01/2006         11,381
    6,250  Hospital RB, Series 1992B (PRE)                                6.75          8/15/2007          6,639
           RB,
    4,560   Series 1999 (American Assoc. of
            Homes and Services for the Aging, Inc.)
            (INS)(6)                                                      6.20          7/01/2019          4,723
    6,000   Series 1999A (National Academy of
            Science) (INS)(2)                                             5.00          1/01/2019          5,792

           FLORIDA (1.5%)
           Dade County RB,
    7,905   Series 1996B (INS)(2,a)                                       6.00         10/01/2011          4,973
    8,610   Series 1996B (INS)(2,a)                                       6.10         10/01/2012          5,094
    8,760   Series 1996B (PRE)(INS)(2,a)                                  6.20         10/01/2013          5,098
    4,100  Miami Beach Health Facilities Auth.
            Hospital RB, Series 2001A                                     6.13         11/15/2011          3,794
    7,000  North Miami Educational Facilities RB,
            Series 1994A (Johnson and Wales Univ.)                        6.10          4/01/2013          7,178
   11,465  Volusia County School Board Sales Tax
             RB, Series 2002 (INS)(4)                                     4.50         10/01/2016         10,823

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           GEORGIA (0.2%)
 $  5,000  Savannah Hospital Auth./Candler Health
            Systems RB, Series 1998B (INS)(4)                             5.00%         7/01/2018     $    4,830

           HAWAII (0.3%)
    2,000  Honolulu City and County GO,
            Series 1999C (INS)(3)                                         5.00          7/01/2019          1,938
    5,000  Housing Finance and Development Corp. RB,
            Series 1997B                                                  5.45          7/01/2017          5,067

           IDAHO (0.1%)
    2,325   Health Facilities Auth. RB, Series 1998                       5.25          5/01/2014          2,232

           ILLINOIS (6.9%)
    1,470  Bedford Park Tax Increment RB,
            Series 1993 (ETM)                                             7.38         12/01/2004          1,627
           Channahon Tax Increment RB,
    2,550   Series 2000                                                   6.25          1/01/2010          2,605
    6,040   Series 2000                                                   6.88          1/01/2020          6,234
           Chicago School Board GO,
   29,925   Series 1999A (INS)(3,a)                                       4.82         12/01/2013         16,415
   15,535   Series 1999A (INS)(3,a)                                       5.13         12/01/2016          6,957
   10,775   Series 1999A (INS)(3,a)                                       5.17         12/01/2017          4,504
    2,000  Chicago Water Senior Lien RB,
            Series 2001                                                   5.00         11/01/2019          1,929
   21,235  Chicago-O'Hare International Airport RB,
            Series 1994A (INS)(1)                                         6.20          1/01/2007         22,693
    7,460  Cook County Forest Preserve District
            GO, Series 1996 (INS)(1)                                      5.80         11/01/2016          8,155
    7,650  Development Finance Auth. RB,
            Series 1995                                                   7.00          3/01/2007          7,856
           Health Facilities Auth. RB,
   10,000   Hospital Sisters Services, Inc. (INS)(1)                      5.00          6/01/2018          9,597
    6,700   Series 1992 (Mercy Hospital)                                  7.00          1/01/2007          3,695
    8,000   Series 1993B (Univ. of Chicago
            Hospital) (INS)(1)                                            5.75          8/15/2014          8,343
    3,150   Series 1996 (Mercy Hospital)                                  6.00          1/01/2006          1,740
    7,815   Series 1996 (Mercy Hospital)                                  6.38          1/01/2015          4,293
    5,000   Series 1996A (Riverside Medical Center)                       6.00         11/15/2015          5,075
    1,000   Series 1998 (Centegra Health System)                          5.25          9/01/2013            975
    2,000   Series 1998 (Centegra Health System)                          5.25          9/01/2014          1,930

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------

 $  2,500    Series 1998 (Centegra Health System)                         5.25%         9/01/2018     $    2,329
    4,250    Series 2000 (Riverside Medical Center)                       6.80         11/15/2020          4,542
    3,000    Series 2001A (INS)(4)                                        5.00          2/15/2020          2,862
    8,050  Lake County Community Unit School
             District GO, Series 1999B (INS)(4,a)                         5.13         12/01/2016          3,605
           Northern Illinios Univ. Auxiliary
             Facilities System RB,
    4,735    Series 2001 (INS)(3)                                         4.88          4/01/2018          4,507
    6,865    Series 2001 (INS)(3)                                         5.00          4/01/2019          6,625
    6,565    Series 2001 (INS)(3)                                         5.00          4/01/2021          6,280
           Univ. of Illinois COP (Utility
             Infrastructure),
    5,820    Series 1999 (INS)(1)                                         5.25          8/15/2015          5,912
    4,000    Series 1999 (INS)(1)                                         5.25          8/15/2016          4,037
    7,815    Series 2001A (INS)(2)                                        5.00          8/15/2020          7,498
   14,070  Will County Forest Preserve District
             GO, Series 1999B (INS)(3,a)                                  5.40         12/01/2017          5,965

           INDIANA (2.4%)
    7,465  Bond Bank State Revolving Fund RB,
             Series 2000A                                                 5.50          8/01/2016          7,749
           Health Facility Financing Auth. RB,
    1,400    Series 1998 (Floyd Memorial Hospital)                        5.25          2/15/2018          1,316
    5,000    Series 1999A (Sisters St. Francis) (INS)(1)                  5.15         11/01/2019          4,856
    6,000  Indianapolis Economic Development RB,
             Series 1996                                                  6.05          1/15/2010          6,268
    9,435  Indianapolis Thermal Energy System RB,
             Series 2001A (INS)(1)                                        5.00         10/01/2020          9,152
           Pike Township School Building Corp. MLO RB,
    4,600    Series 1992A                                                 6.00          2/01/2006          4,757
    4,700    Series 1992A                                                 6.00          8/01/2006          4,861
    1,150  St. Joseph County Economic Development RB,
             Series 1997                                                  5.45          2/15/2017          1,089
    7,260  St. Joseph County Hospital Auth. RB,
             Series 1999                                                  5.75          2/15/2019          6,763
   11,000  Univ. of Southern Indiana RB,
             Series 2001A (INS)(2)                                        5.00         10/01/2018         10,657

21

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           IOWA (0.7%)
 $  5,500  Finance Auth. RB, Series 1998A (INS)(1)                        5.25%         7/01/2015     $    5,542
    3,280  Higher Education Loan Auth. RB,
             Series 1995 (INS)(7)                                         6.13         10/01/2016          3,491
    7,950  Marion County Commercial Development RB,
             Series 1999 (INS)(8)                                         5.95          1/01/2014          8,359

           KANSAS (0.3%)
    9,000  Development Finance Auth. RB,
             Series 2001-II                                               4.80         11/01/2020          8,362

           LOUISIANA (2.2%)
    7,000  New Orleans GO RB (INS)(1,f)                                   5.13          9/01/2021          6,898
    6,825  Office Facilities Corp. MLO RB,
             Series 2001 (INS)(2)                                         5.38          5/01/2018          6,952
    5,175  Offshore Terminal Auth. RB,
             Series 1998                                                  5.20         10/01/2018          5,060
           Orleans Levee District RB,
    6,550    Series 1986 (INS)(4)                                         5.95         11/01/2014          6,981
    6,650    Series 1986 (INS)(4)                                         5.95         11/01/2015          7,083
    7,015    Series A (INS)(4)                                            5.95         11/01/2010          7,548
    9,000  Plaquemines Port, Harbor and Terminal
             District RB, Series 1985C                                    5.00          9/01/2007          8,988
    1,400  Public Facilities Auth. RB, Series 1997B                       5.63          8/01/2017          1,429
    3,955  St. Tammany Parish Hospital Service
             District No. 1 RB, Series 1998 (INS)(6)                      5.00          7/01/2018          3,642

           MAINE (1.8%)
   41,400  Bucksport Solid Waste Disposal RB,
             Series 1985                                                  6.25          5/01/2010         42,637
    2,000  Housing Auth. RB, Series 2001A                                 5.35         11/15/2021          1,987

           MARYLAND (1.0%)
           Community Development Administration RB,
   15,390    1997 First Series                                            5.60          4/01/2018         15,790
    7,090    Series 1996A                                                 5.88          7/01/2016          7,361

           MASSACHUSETTS (0.6%)
    5,105  Federal Highway GAN, Series 2000A                              5.75          6/15/2015          5,456
    4,500  GO, Series 2002B (INS)(4)                                      5.50          3/01/2018          4,662
    3,640  Housing Finance Agency RB, Series 1992C                        6.35         11/15/2003          3,727

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           MICHIGAN (2.2%)
 $  8,000  Detroit Building Auth. MLO RB, Series 1996A
            (LOC)                                                         6.15%         2/01/2011     $    8,335
    4,000  Detroit Downtown Development Auth.
            Bond, Series 1998C (INS)(1)                                   5.00          7/01/2018          3,919
   23,330  Dickinson County EDC RB, Series 1989                           6.55          3/01/2007         23,714
    2,390  Higher Education Facilities Auth. RB,
            Series 1998                                                   5.35          6/01/2013          2,385
           Hospital Finance Auth. RB,
    5,000   Series 1995A (Genesys Health System) (PRE)                    7.50         10/01/2007          5,737
      325   Series 1996 (Central Michigan Hospital)                       5.90         10/01/2004            335
      100   Series 1996 (Central Michigan Hospital)                       6.00         10/01/2005            103
      150   Series 1996 (Central Michigan Hospital)                       6.10         10/01/2006            156
      160   Series 1996 (Central Michigan Hospital)                       6.20         10/01/2007            167
    2,600   Series 1996 (Central Michigan Hospital)                       6.25         10/01/2016          2,568
    5,460  Strategic Fund RB, Series 1997A
            (NSF International) (LOC)                                     5.75          8/01/2019          5,590

           MINNESOTA (1.2%)
    2,470  Housing Finance Agency RB, Series 1997G                        6.00          1/01/2018          2,561
    4,205  Maplewood Health Care Facility RB,
            Series 1996                                                   5.95         11/15/2006          3,902
           South St. Paul Hospital Facility RB,
    6,520   Series 1994                                                   6.50         11/01/2004          6,356
    9,095   Series 1994                                                   6.75         11/01/2009          8,326
           St. Paul Hospital RB,
    4,000   Series 1997A                                                  5.70         11/01/2015          3,115
    1,500   Series 1997B                                                  5.85         11/01/2017          1,153
    5,260  Washington County Hospital Facility RB,
            Series 1998                                                   5.38         11/15/2018          3,762

           MISSISSIPPI (2.2%)
   19,850  Hospital Equipment and Facilities Auth.
            RB, Series 2000                                               6.35         12/01/2015         20,467
   15,885  Lafayette County Hospital RB,
            Series 1997                                                   5.50          3/01/2009         16,737
    1,500  Lincoln County Hospital RB,
            Series 1998B (INS)(5)                                         5.50          4/01/2018          1,500
    2,095  Prentiss County Hospital RB, Series 1985                       6.50          2/01/2005          2,103
   11,170  Union County Hospital RB, Series 1997                          5.50          3/01/2009         11,676

23

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           MISSOURI (0.6%)
 $  1,500  Health and Educational Facilities Auth. RB,
            Series 1997                                                   5.75%         2/01/2017     $    1,471
    5,000  Highways and Transportation Commission RB,
            Series 2001A                                                  5.00          2/01/2014          5,103
           St. Louis RB,
    4,000   Series 2000                                                   6.00          1/01/2008          4,040
    4,460   Series 2000                                                   6.13          1/01/2009          4,503

           MONTANA (0.1%)
    3,600  Health Facilities Auth. RB,
            Series 1996                                                   6.38          6/01/2018          3,427

           NEBRASKA (0.6%)
    2,800  Cass County School District 001 GO,
            Series 1998 (INS)(2)                                          5.00         12/15/2014          2,821
           Investment Finance Auth. Hospital RB,
      620   Series 1997 (INS)(5)                                          5.30         11/15/2012            631
    2,000   Series 1997 (INS)(5)                                          5.45         11/15/2017          2,001
           Platte County Hospital Auth. No. 1
            Hospital RB,
      500   Series 2000 (INS)(5)                                          5.50          5/01/2010            523
      500   Series 2000 (INS)(5)                                          5.55          5/01/2011            523
      500   Series 2000 (INS)(5)                                          5.65          5/01/2012            523
      500   Series 2000 (INS)(5)                                          5.75          5/01/2013            525
      500   Series 2000 (INS)(5)                                          5.90          5/01/2015            525
    3,500   Series 2000 (INS)(5)                                          6.05          5/01/2020          3,643
    4,000  Scotts Bluff County Hospital Auth. RB,
            Series 1998                                                   5.13         11/15/2019          3,744

           NEVADA (1.1%)
    5,000  Clark County Airport System Subordinate
            Lien RB, Series 2001B (INS)(3)                                5.25          7/01/2019          4,930
    1,000  Clark County Flood Control GO,
            Series 1998 (INS)(3)                                          4.50         11/01/2016            932
   16,640  Clark County School District GO,
            Series 1991B (INS)(3,a)                                       6.24          3/01/2004         15,671
    6,040  Department of Business and Industry RB,
            Series 2000 (Las Vegas Monorail) (INS)(2,a)                   5.76          1/01/2017          2,696
    2,000  Reno Hospital RB, Series 1998 (INS)(1)                         5.00          5/15/2018          1,922

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           NEW HAMPSHIRE (0.5%)
 $  5,000  Business Finance Auth. PCRB,
            Series 1992A                                                  5.85%        12/01/2022     $    4,959
           Higher Educational and Health
            Facilities Auth. RB,
    3,000   Series 1997 (Kendal at Hanover) (LOC)                         5.80         10/01/2012          3,007
    5,055   Series 1997 (Kendal at Hanover) (LOC)                         5.90         10/01/2018          5,056

           NEW JERSEY (2.3%)
    6,150  Camden County Improvement Auth. RB,
            Series 1997                                                   5.88          2/15/2015          4,987
           Economic Development Auth. RB,
   15,000   Series 1994A (INS)(1)                                         5.88          7/01/2011         16,206
    2,000   Series 1997A                                                  5.75         12/01/2016          1,840
   31,260  Turnpike Auth. RB, Series 1991A                                6.50          1/01/2003         32,272

           NEW MEXICO (0.2%)
    5,350  Chaves County Hospital RB,
            Series 1992 (PRE)                                             7.25         12/01/2010          5,638

           NEW YORK (17.6%)
   12,560  Dormitory Auth. RB, Series 1998G
            (Northern General Hospital)                                   5.30          2/15/2019         12,428
    6,000  Dormitory Auth. RB, Bronx-Lebanon
            Hospital Center, Series 1998E                                 5.20          2/15/2015          6,028
           Dormitory Auth. RB, Brookdale Hospital,
    5,000   Series 1998J                                                  5.20          2/15/2015          5,024
    4,000   Series 1998J                                                  5.20          2/15/2016          3,994
    4,760   Series 1998J                                                  5.30          2/15/2017          4,757
    9,300  Dormitory Auth. RB, Court Facilities MLO,
            Series 1993A                                                  5.63          5/15/2013          9,614
    4,065  Dormitory Auth. RB, Lutheran Center at
            Poughkeepsie, Series 1997 (LOC)                               6.00          7/01/2014          4,308
           Dormitory Auth. RB, Mental Health,
    2,055   Series 1997A                                                  5.75          2/15/2010          2,188
    2,000   Series 1997A                                                  5.75          2/15/2011          2,124
    2,000   Series 1997A                                                  5.75          2/15/2012          2,122
    2,460   Series 1997B                                                  5.75          2/15/2010          2,619
    4,050   Series 1997B                                                  5.75          2/15/2012          4,276
       30   Series 1997B (PRE)                                            5.50          8/15/2017             33
    4,645   Series 1997B                                                  5.50          8/15/2017          4,718

25

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           Dormitory Auth. RB, New York City Univ.,
 $  5,000   1996 Series 2                                                 6.00%         7/01/2009     $    5,379
    1,760   1996 Series 2                                                 6.00          7/01/2010          1,893
    5,500   Series 1993A                                                  5.75          7/01/2013          5,993
           Dormitory Auth. RB, State Univ.,
    2,725   Series 1994B                                                  5.90          5/15/2006          2,891
    2,500   Series 1994B (PRE)                                            6.00          5/15/2007          2,715
    1,000   Series 1995A                                                  5.88          5/15/2007          1,070
    3,500   Series 1995A (PRE)                                            6.00          5/15/2009          3,865
    2,250   Series 1995A (PRE)                                            6.00          5/15/2010          2,484
    2,175   Series 1995A (PRE)                                            6.00          5/15/2011          2,402
   14,120   Series 1996                                                   5.75          5/15/2013         14,939
    7,000   Series 1996                                                   5.75          5/15/2016          7,347
    1,415  Environmental Facilities Corp. PCRB,
            Series 1991E                                                  6.40          6/15/2003          1,449
           Housing Finance Agency Service Contract
            Obligation RB,
    1,450   Series 1995A (PRE)                                            6.25          9/15/2010          1,625
      825   Series 1995A                                                  6.25          9/15/2010            883
      885   Series 1996A (PRE)                                            6.00          9/15/2016            984
    3,535   Series 1996A                                                  6.00          9/15/2016          3,733
   75,745  Housing New York Corp. RB, Series 1993                         5.00         11/01/2018         73,784
    3,200  Long Island Power Auth. Electric
            Systems RB, Series 2000A (INS)(4,a)                           5.60          6/01/2014          1,774
           Medical Care Facilities Finance Agency RB,
    5,000   Series 1994A (PRE)                                            6.40          2/15/2007          5,546
    5,000   Series 1994A (PRE)                                            6.50          2/15/2008          5,560
   10,000   Series 1994A                                                  6.13          8/15/2013         10,637
    7,445   Series 1995A (Adult Day Care)                                 6.00         11/15/2010          8,136
    2,675   Series 1995A (Brookdale Hospital) (ETM)                       6.70          2/15/2005          2,938
    2,750   Series 1995A (Brookdale Hospital) (PRE)                       6.70          8/15/2005          3,073
    2,860   Series 1995A (Brookdale Hospital) (PRE)                       6.75          2/15/2006          3,200
    2,940   Series 1995A (Brookdale Hospital) (PRE)                       6.75          8/15/2006          3,290
    3,045   Series 1995A (Brookdale Hospital) (PRE)                       6.80          2/15/2007          3,411
    3,130   Series 1995A (Brookdale Hospital) (PRE)                       6.80          8/15/2007          3,506
    5,700   Series 1995A (Brookdale Hospital) (PRE)                       6.80          8/15/2012          6,385
   22,230  Metropolitan Transportation Auth.
            Service Contract RB, Series P                                 5.75          7/01/2015         23,219
    8,950  Nassau County Interim Finance Auth.
            Bonds, Series 2000A (INS)(1)                                  4.75         11/15/2010          9,059

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
 $  3,235  New York City 34th St. Partnership RB,
            Series 1993                                                   5.50%         1/01/2014     $    3,333
           New York City GO,
    1,025   Series 1992H                                                  6.88          2/01/2004          1,043
   17,000   Series 1993B (PRE)                                            6.75         10/01/2004         17,679
    1,710   Series 1993C (PRE)                                            6.50          8/01/2004          1,763
    7,290   Series 1993C                                                  6.50          8/01/2004          7,505
   15,000   Series 1995A                                                  6.25          8/01/2008         16,162
   10,000   Series 1996G                                                  5.75          2/01/2010         10,466
    5,000   Series 1997I                                                  6.00          4/15/2012          5,393
    5,000  New York City Municipal Water Finance
            Auth. RB, Series 1998A                                        5.25          6/15/2018          5,014
           Thruway Auth. RB,
    7,500   Series 1995 (PRE)                                             6.00          4/01/2009          8,256
    2,150   Series 1995 (PRE)                                             6.10          4/01/2010          2,373
    9,615   Series 2002A (INS)(4)                                         5.25          4/01/2015          9,867
    7,500   Series 2002A (INS)(4)                                         5.25          4/01/2016          7,643
           Urban Development Corp. RB,
   20,955   Series 1993                                                   5.75          1/01/2013         21,692
   21,700   Series 1993                                                   5.50          1/01/2015         22,320

           NORTH CAROLINA (0.4%)
    6,000  Municipal Power Agency RB, Series 1992                         6.00          1/01/2004          6,210
    4,000  Wake County Industrial Facilities PCRB,
            Series 2002                                                   5.38          2/01/2017          3,988

           OHIO (0.6%)
    4,000  Franklin County Development RB,
            Series 1999                                                   5.80         10/01/2014          4,159
    2,650  Franklin County Health Care Facilities RB,
            Series 1997                                                   5.50          7/01/2017          2,366
    3,705  Housing Finance Agency Residential
            Mortgage RB, Series 2001D (NBGA)                              5.10          9/01/2017          3,678
    4,000  IDA RB, Series 1992                                            5.75         12/01/2002          4,083

           OKLAHOMA (0.5%)
           Holdenville Industrial Auth. RB,
    1,650   Series 1995 (PRE)                                             6.60          7/01/2010          1,860
    3,250   Series 1995 (PRE)                                             6.70          7/01/2015          3,676
           Valley View Hospital Auth. RB,
    3,040   Series 1996                                                   5.75          8/15/2006          3,103
    2,695   Series 1996                                                   6.00          8/15/2014          2,655

27

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           PENNSYLVANIA (4.0%)
  $30,660  Finance Auth. RB, Series 1993                                  6.60%        11/01/2009     $   32,775
    9,440  GO, Series 1992-2(a)                                           6.11          7/01/2004          8,785
    5,500  Higher Educational Facility Auth. RB,
            Series 1999A (INS)(4)                                         5.25          8/01/2014          5,624
    3,565  Housing Finance Agency RB, Series 1992                         5.90          7/01/2004          3,657
   10,000  Montgomery County IDA RB, Series 1996B                         5.63         11/15/2012         10,182
    9,000  Philadelphia GO, Series 2001 (INS)(4)                          4.90          9/15/2020          8,516
   11,020  Philadelphia IDA RB, Series 1998A (LOC)                        5.15          3/01/2019         10,890
           Philadelphia Water and Wastewater RB,
    1,700   Series 1993 (PRE)                                             5.65          6/15/2012          1,804
    8,850   Series 1993 (INS)(3)                                          5.65          6/15/2012          9,142
    5,000  York County IDA RB, Series 1992                                6.25          7/01/2002          5,046

           PUERTO RICO (3.3%)
           Electric Power Auth. RB,
    5,000   Series S                                                      7.00          7/01/2006          5,597
    4,420   Series X                                                      5.80          7/01/2009          4,748
    4,500   Series X                                                      5.90          7/01/2010          4,853
    4,000   Series X                                                      6.00          7/01/2011          4,333
    4,220   Series Z                                                      5.50          7/01/2012          4,378
   22,200  Housing Bank and Finance Agency RB                             7.50         12/01/2006         24,408
    1,465  Municipal Finance Agency RB,
            Series 1992A                                                  5.80          7/01/2004          1,509
   14,060  Public Building Auth. GO, Series K                             6.50          7/01/2003         14,441
           Public Improvement GO,
    7,500   Series 1994                                                   6.10          7/01/2006          8,149
    7,825   Series 1994                                                   6.20          7/01/2007          8,520

           RHODE ISLAND (1.0%)
           Health and Educational Building Corp. RB,
    3,385   Series 1996 (INS)(1)                                          5.50          5/15/2012          3,511
    7,600   Series 1996 (INS)(1)                                          5.50          5/15/2016          7,727
    4,345   Series 1999A (LOC)                                            5.88         11/15/2014          4,470
           Housing and Mortgage Finance Corp. Bond,
    1,685   Series 25A                                                    5.60         10/01/2017          1,721
    2,115   Series 37-A                                                   5.13          4/01/2017          2,107

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------

 $  4,695  Housing and Mortgage Finance Corp.
            MFH RB, Series 1995A (INS)(2)                                 5.70%         7/01/2007     $    4,883

           SOUTH CAROLINA (0.5%)
           Georgetown County Environmental
            Improvement RB,
    4,250   Series 2000A                                                  5.95          3/15/2014          4,397
    5,000   Series 2002A(f)                                               5.70          4/01/2014          5,009
    3,000  Marion County Hospital District RB (INS)(7)                    5.50         11/01/2015          3,058

           SOUTH DAKOTA (0.4%)
           Housing Development Auth. Bond,
    4,000   Series 2001D                                                  5.25          5/01/2017          3,981
    6,500   Series 2002A (INS)(4)                                         5.15         11/01/2020          6,344

           TENNESSEE (0.6%)
    3,000  Knox County Health, Educational, and
            Housing Facilities RB, Series 1996 (INS)(7)                   5.50          4/15/2011          3,131
           Nashville and Davidson County Health
            and Educational Facilities RB,
    4,000   Series 1998 (INS)(5)                                          5.10          8/01/2016          3,910
    1,000   Series 1998 (INS)(5)                                          5.10          8/01/2019            955
           Shelby County Hospital RB,
    2,000   Series 2002 (Methodist Healthcare)(f)                         6.00          9/01/2016          1,954
    2,500   Series 2002 (Methodist Healthcare)(f)                         6.25          9/01/2018          2,461
    3,500  Springfield Health and Educational
            Facilities Hospital RB, Series 1998                           5.25          8/01/2018          3,117

           TEXAS (12.4%)
           Affordable Housing Corp. MFH RB,
    2,000   Series 2002A (American Housing
            Foundation) (INS)(1)                                          4.85          9/01/2012          1,994
    1,000   Series 2002A (South Texas Property Corp.)
            (INS)(1)                                                      4.85          9/01/2012            997
    1,960  Alamo Community College District RB,
            Series 2001 (INS)(4)                                          5.00         11/01/2020          1,876
    5,410  Austin Higher Education Auth. RB,
            Series 1998                                                   5.13          8/01/2016          5,017
    5,610  Austin Utility Systems Subordinate Lien RB,
            Series 1998A (INS)(1,a)                                       5.15          5/15/2017          2,407

29

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------

            Bastrop ISD GO,
 $  1,855    Series 1997 (NBGA)(a)                                        5.55%         2/15/2014     $    1,004
    3,030    Series 1997 (NBGA)(a)                                        5.55          2/15/2015          1,535
    3,055    Series 1997 (NBGA)(a)                                        5.60          2/15/2016          1,448
    3,155    Series 1997 (NBGA)(a)                                        5.60          2/15/2017          1,399
   12,000   Bexar County Health Facilities
             Development Corp. RB,
             Series 1993 (ETM)(INS)(4)                                    5.88         11/15/2010         12,811
   32,925   Brazos River Auth. RB, Series 1999A                           5.38          4/01/2019         30,717
    5,365   Cass County IDC PCRB, Series 1997B                            5.35          4/01/2012          5,344
   10,425   Clint ISD Public Facility Corp. RB,
             Series 1999(b)                                               7.00          5/01/2019         11,890
            Dallas Area Rapid Transit Senior Lien RB,
   10,410    Series 2001 (INS)(2)                                         5.00         12/01/2018         10,117
   10,515    Series 2001 (INS)(2)                                         5.00         12/01/2019         10,161
            Edgewood ISD GO,
    1,450    Series 2001 (NBGA)                                           4.90          8/15/2018          1,388
    1,520    Series 2001 (NBGA)                                           4.88          8/15/2019          1,439
    1,595    Series 2001 (NBGA)                                           5.00          8/15/2020          1,535
    1,675    Series 2001 (NBGA)                                           5.00          8/15/2021          1,603
            Fort Worth Higher Education Finance
             Corp. RB,
      515    Series 1997A                                                 5.50         10/01/2006            534
      545    Series 1997A                                                 5.50         10/01/2007            561
      575    Series 1997A                                                 5.63         10/01/2008            591
    2,670    Series 1997A                                                 6.00         10/01/2012          2,745
    6,580   Fort Worth ISD Bonds, Series 2001 (NBGA)                      5.00          2/15/2018          6,400
   15,400   Gulf Coast Waste Disposal Auth. PCRB,
             Series 1992                                                  6.13         11/01/2004         16,192
    6,200   Gulf Coast Waste Disposal Auth. RB,
             Series 1994                                                  5.70          5/01/2006          6,460
    2,070   Harrison County Health Facilities
             Development Corp. RB, Series 1998 (INS)(6)                   5.50          1/01/2018          2,007
            Houston ISD Public Facility Corp. MLO RB,
    3,635    Series 1998A (INS)(2,a)                                      5.35          9/15/2015          1,785
    2,635    Series 1998A (INS)(2,a)                                      5.38          9/15/2016          1,211
    3,885    Series 1998A (INS)(2,a)                                      5.40          9/15/2017          1,669
    4,955    Series 1998B (INS)(2,a)                                      5.35          9/15/2015          2,434
    6,955    Series 1998B (INS)(2,a)                                      5.38          9/15/2016          3,196
    4,825   Houston Water and Sewer Systems RB,
             Series 1992B                                                 6.00         12/01/2004          5,001

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT   SECURITY                                                      RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
 $  5,000   Jefferson County Health Facilities RB,
             Series 2001 (INS)(2)                                         5.20%         8/15/2021     $    4,854
            Laredo ISD Public Limited GO,
      410    Series 1998A                                                 5.06          2/01/2003            416
      435    Series 1998A                                                 5.06          2/01/2004            446
      460    Series 1998A                                                 5.06          2/01/2005            471
      480    Series 1998A                                                 5.06          2/01/2006            491
      505    Series 1998A                                                 5.06          2/01/2007            512
      530    Series 1998A                                                 5.06          2/01/2008            534
    3,830   Lewisville RB, Series 1998 (INS)(6)                           5.38          9/01/2015          3,756
   11,700   Lower Colorado River Auth. RB,
             Series 2001 (ETM)(a)                                         6.45          1/01/2003         11,503
    3,975   Marlin ISD Public Facility Corp. MLO RB,
             Series 1998(b)                                               5.85          2/15/2018          3,982
    5,000   Municipal Power Agency RB,
             Series 1993 (INS)(1,a)                                       5.63          9/01/2017          2,143
            Municipal Power Agency Subordinate Lien RB,
    7,000    Series 2001A (INS)(2)                                        4.75          9/01/2012          6,895
    3,670    Series 2001A (INS)(2)                                        5.00          9/01/2013          3,677
            Northside ISD GO,
    5,300    Series 2001 (NBGA)                                           5.00          2/15/2017          5,199
    5,420    Series 2001 (NBGA)                                           5.00          2/15/2018          5,272
   17,475   Plano ISD GO, Series 2001 (NBGA)                              5.00          2/15/2019         16,903
   19,050   Port of Corpus Christi IDC PCRB,
             Series 1997B                                                 5.40          4/01/2018         18,651
   11,790   Public Finance Auth. Building RB,
             Series 1990 (INS)(1,a)                                       6.06          2/01/2004         11,128
            San Antonio Electric and Gas System RB,
   10,000    Series 1991B (ETM)(INS)(3,a)                                 6.38          2/01/2004          9,441
   18,370    Series A                                                     5.00          2/01/2018         17,773
    4,000   Trinity River IDA RB                                          7.25          2/01/2004          4,241
            Tyler Health Facilities Development
             Corp. Hospital RB,
    4,655    Series 1993B                                                 6.63         11/01/2011           4,139
    1,000    Series 1997A                                                 5.63          7/01/2013            987
            Univ. of Texas RB,
    4,500    Series 2001B                                                 5.38          8/15/2017          4,583
    7,000    Series 2002B (NBGA)(f)                                       5.25          7/01/2018          7,044
            Wylie ISD,
    1,385    Series 2001 (NBGA)(a)                                        5.00          8/15/2014            727
    1,690    Series 2001 (NBGA)(a)                                        5.10          8/15/2015            831

31

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------

           UTAH (2.3%)
 $    335  Housing Finance Agency RB, Series 1985B                        5.30%         7/01/2007     $      335
           Intermountain Power Agency RB,
    5,115   Series 1987A (ETM)(INS)(1)                                    5.00          7/01/2012          5,117
    2,990   Series 1987A (INS)(1)                                         5.00          7/01/2012          2,996
   10,395   Series 1988B (ETM)(INS)(1,a)                                  6.48          7/01/2003         10,072
    6,035   Series 1988B (INS)(1,a)                                       6.48          7/01/2003          5,844
   13,855   Series 1988B (ETM)(INS)(1,a)                                  6.18          7/01/2004         12,931
    8,040   Series 1988B (INS)(1,a)                                       6.18          7/01/2004          7,490
    4,000   Series 1997B (INS)(1)                                         5.75          7/01/2019          4,171
    7,000  Juab County PCRB, Series 1991
            (Martin Marietta Corp.)(d)                                    6.00          8/01/2011          7,000

           VERMONT (0.1%)
    3,000  Educational and Health Buildings
            Financing Agency RB, Series 1998                              5.50          7/01/2018          2,883

           VIRGINIA (0.9%)
    5,000  Isle of Wight County IDA PCRB,
            Series 1994                                                   5.80          5/01/2004          5,007
           Public School Auth. Financing Bonds,
    5,000   Residual Series 541(c,e)                                      8.46          8/01/2019          4,966
    5,510   Series 2000B                                                  5.00          8/01/2017          5,484
    5,000  Richmond Convention Center Auth. RB,
            Series 2000                                                   6.13          6/15/2020          5,285

           WASHINGTON (1.1%)
           Health Care Facilities Auth. RB,
    3,255   Series 1997A (INS)(1)                                         5.13          8/15/2017          3,184
    2,500   Series 1998 (INS)(5)                                          5.25          8/15/2017          2,419
    2,500   Series 1998 (INS)(5)                                          5.30          8/15/2018          2,415
    6,185  Higher Education Facilities Auth. RB                           5.20         10/01/2017          6,053
    2,000  Housing Finance Commission RB,
            Series 1999 (INS)(5)                                          5.88          7/01/2019          2,047
           King County GO,
      500   Series 1993A (PRE)                                            5.90         12/01/2007            526
    1,965   Series 1993A (PRE)                                            5.90         12/01/2007          2,065
    2,755   Series 1993A                                                  5.90         12/01/2007          2,882
    5,000  King County Housing Auth. RB,
            Series 1998A (INS)(5)                                         5.20          7/01/2018          4,783

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------

           WEST VIRGINIA (0.7%)
  $16,940  School Building Auth. RB, Series 1994                          6.25%         7/01/2004     $   17,865

           WISCONSIN (0.9%)
           Health and Educational Facilities Auth. RB,
   11,500   Series 1993 (Aurora Health Care) (INS)(1)                     5.25          8/15/2012         11,625
    4,130   Series 1995A (Waukesha Memorial
            Hospital) (INS)(2)                                            5.25          8/15/2012          4,209
    5,000   Series 1998A (Wausau Hospital) (INS)(2)                       5.13          8/15/2020          4,816
    1,345  Kaukauna Area School District GO,
            Series 2001 (INS)(4)                                          4.85          3/01/2017          1,295
                                                                                                      ----------
           Total fixed-rate instruments (cost: $2,119,739)                                             2,173,882
                                                                                                      ----------
           PUT BONDS (7.5%)

           CALIFORNIA (0.3%)
    7,500  Statewide Communities Development Auth. RB,
            Series 1998A(c)                                               5.25          5/15/2025          7,507

           DISTRICT OF COLUMBIA (0.8%)
   15,000  MedStar Health, Inc. RB, Series 2001A                          6.40          8/15/2031         15,400
    3,500  MedStar Univ. Hospital RB, Series 2001C                        6.80          8/15/2031          3,694

           FLORIDA (0.4%)
           Housing Finance Agency MFH RB,
    4,100   Series 1996R-1 (Windwood Oaks I) (INS)(8)                     5.65         12/01/2026          4,238
    4,460   Series 1996S-1 (Windwood Oaks II) (INS)(8)                    5.65         12/01/2026          4,610

           GEORGIA (0.4%)
    9,200  De Kalb County Housing Auth. MFH RB,
            Series 2001 (Stonebridge Apts.)                               4.70         10/01/2031          9,058

           ILLINOIS (0.6%)
   14,295  Hoffman Estates MFH RB, Series 1996                            5.75          6/01/2021         14,593

           IOWA (0.3%)
    6,000  Finance Auth. Economic Development RB,
            Series 2000A (NBGA)                                           5.65          4/01/2033          6,154

33

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           LOUISIANA (0.2%)
 $  4,360  Shreveport Home Mortgage Auth. RB,
            Series 1995A (INS)(8)                                         6.40%         9/01/2025       $  4,440

           MICHIGAN (0.8%)
   15,000  Monroe County EDC RB,
            Series 1992CC (INS)(2)                                        4.65         10/01/2024         14,885
    5,500  Strategic Fund PCRB, Series 1995CC
            (Detroit Edison Co.) (INS)(2)                                 4.85          9/01/2030          5,531

           MONTANA (0.2%)
    5,000  Forsyth PCRB, Series 1999A (Avista
            Corp. Colstrip Project) (INS)(2)                              5.00         10/01/2032          5,001

           NEW MEXICO (0.5%)
           Bernalillo County MFH RB,
    7,700   Series 1994A (Sun Village Apts.) (INS)(8)                     6.50         10/01/2019          7,788
    3,320   Series 1995 (Sunchase Apts.) (INS)(8)                         5.80         11/01/2025          3,364

           NEW YORK (0.4%)
    8,500  Hempstead Town IDA RB, (American
            Ref-Fuel Co.) Series 2001                                     5.00         12/01/2019          8,602

           OHIO (0.2%)
    5,500  Montgomery County IDA RB,
            Series 1992 (LOC)                                             6.50          2/01/2007          5,721

           PENNSYLVANIA (0.4%)
           Philadelphia IDA RB,
    6,500   Series 1997A                                                  6.50         10/01/2027          6,443
    4,000   Series 1997B                                                  6.50         10/01/2027          3,965

           TENNESSEE (0.1%)
    2,100  Knox County Health, Educational, and
            Housing Facilities MFH RB, Series 2001
            (Eastowne Village) (NBGA)                                     4.90          6/01/2031          2,093

           TEXAS (0.4%)
    3,510  Beaumont MFH Finance Corp. RB,
            Series 2001 (NGBA)                                            4.70         12/15/2031          3,465

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
 $  2,500  Gregg County Housing Finance Corp. RB,
            Series 1995A (INS)(8)                                         6.40%         9/01/2025       $  2,553
    3,980  Montgomery County Housing Finance Corp.
            MFH RB, Series 2001 (Bellshire Apts.) (NBGA)                  4.85          6/01/2031          3,941

           UTAH (0.7%)
           Salt Lake County MFH RB,
   10,240   Series 1995A-1 (INS)(5)                                       5.70         10/01/2025         10,680
    6,500   Series 1995B-1 (INS)(5)                                       5.70         10/01/2025          6,779

           VIRGINIA (0.3%)
    7,500  Henrico County Economic Development
            Auth. RB, Series 2000                                         5.75         11/15/2030          7,826

           WASHINGTON (0.5%)
           Chelan County Public Utility District #1 RB,
    5,650   Series 1993E                                                  5.70          7/01/2068          5,929
    6,845   Series 1993E                                                  5.70          7/01/2068          7,184
                                                                                                     -----------
           Total put bonds (cost: $177,714)                                                              181,444
                                                                                                     -----------

           VARIABLE-RATE DEMAND NOTES (3.0%)

           ALASKA (0.2%)
    4,300  Valdez Marine Terminal RB                                      1.45         10/01/2025          4,300

           FLORIDA (0.8%)
    6,800  Dade County IDA RB, Series 1993                                1.50          6/01/2021          6,800
           Hillsborough County IDA PCRB,
    6,000   Series 1990                                                   1.45          9/01/2025          6,000
    5,800   Series 1992                                                   1.45          5/15/2018          5,800

           IDAHO (0.4%)
   10,000  American Falls Reservoir District RB,
            Series 2000                                                   2.60          2/01/2025         10,000

           ILLINOIS (0.0%)(G)
    1,000  Sauget Village PCRB, Series 1996                               1.70          9/01/2014          1,000

35

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PRINCIPAL                                                               COUPON              FINAL         MARKET
   AMOUNT  SECURITY                                                       RATE           MATURITY          VALUE
----------------------------------------------------------------------------------------------------------------
           LOUISIANA (0.1%)
 $  1,490  East Baton Rouge Parish PCRB, Series 1993                      1.45%         3/01/2022     $    1,490

           MISSOURI (0.0%)(G)
      950  Health and Educational Facilities Auth. RB,
            Series 2001A (LOC)                                            1.50          8/01/2031            950

           NEW YORK (0.4%)
    9,000  Long Island Power Auth. RB, Series 1B
            (LOC)(NBGA)                                                   1.40          5/01/2033          9,000

           SOUTH CAROLINA (0.0%)(G)
    1,400  Berkeley County RB, Series 1997                                1.45          3/01/2009          1,400

           TEXAS (0.3%)
    1,800  Grapevine IDC RB, Series 1984B-4 (LOC)                         1.50         12/01/2024          1,800
    1,100  Guadalupe Blanco River Auth. PCRB,
            Series 1995 (LOC)                                             1.45         11/01/2015          1,100
    1,600  Gulf Coast Waste PCRB, Series 1994                             1.70          4/01/2013          1,600
    3,000  Port Arthur Navigation District IDC
           PCRB, Series 1985 (LOC)                                        1.40          5/01/2003          3,000

           WISCONSIN (0.1%)
    1,600  Health and Educational Facilities Auth. RB,
            Series 1997 (LOC)                                             1.45         11/01/2017          1,600

           WYOMING (0.7%)
   12,485  Converse County PCRB, Series 1992                              2.60          7/01/2006         12,485
    5,000  Sweetwater County PCRB, Series 1988B (LOC)                     1.40          1/01/2014          5,000
                                                                                                      ----------
           Total variable-rate demand notes (cost: $73,325)                                               73,325
                                                                                                      ----------

           TOTAL INVESTMENTS (COST: $2,370,778)                                                       $2,428,651
                                                                                                      ==========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
---------------------------------------------------------------------------------------------
Hospital                              14.8%       Nursing/CCRC                           2.2%
Escrowed Bonds                        12.5        Toll Roads                             2.1
General Obligation                    10.2        Single-Family Housing                  2.1
Multifamily Housing                    6.4        Real Estate Tax/Fee                    1.9
Education                              5.2        Airport/Port                           1.7
Electric/Gas Utility                   5.2        Water/Sewer Utility                    1.7
Buildings                              4.9        Health Miscellaneous                   1.6
Electric Utilities                     4.8        Sales Tax                              1.5
Appropriated Debt                      4.6        Municipal Finance                      1.4
Special Assessment/Tax/Fee             4.6        Casinos & Gaming                       1.3
Paper Products                         3.9        Other                                  5.2
                                                                                        ----
                                                  Total                                 99.8%
                                                                                        ====

PORTFOLIO SUMMARY BY STATE
--------------------------------------------------------------------------------------------
Alabama                0.5%      Louisiana              2.5%      Oklahoma              0.5%
Alaska                 0.4       Maine                  1.8       Pennsylvania          4.4
Arizona                0.2       Maryland               1.0       Puerto Rico           3.3
Arkansas               0.4       Massachusetts          0.6       Rhode Island          1.0
California             5.4       Michigan               3.0       South Carolina        0.6
Colorado               0.9       Minnesota              1.2       South Dakota          0.4
Connecticut            1.7       Mississippi            2.2       Tennessee             0.7
Delaware               0.2       Missouri               0.7       Texas                13.1
District of Columbia   4.5       Montana                0.3       Utah                  3.0
Florida                2.6       Nebraska               0.6       Vermont               0.1
Georgia                0.6       Nevada                 1.1       Virginia              1.2
Hawaii                 0.3       New Hampshire          0.5       Washington            1.6
Idaho                  0.5       New Jersey             2.3       West Virginia         0.7
Illinois               7.6       New Mexico             0.7       Wisconsin             1.0
Indiana                2.4       New York              18.3       Wyoming               0.7
Iowa                   1.0       North Carolina         0.4                            ----
Kansas                 0.3       Ohio                   0.8       Total                99.8%
                                                                                       ====


37

N O T E S
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          to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
March 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

           Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

           The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At March 31, 2002, these securities represented 8.9% of the Fund's net assets.

           (b) Illiquid securities valued using methods determined by a pricing service under general supervision of the Company's Board of Directors. At March 31, 2002, these securities represented 0.7% of the Fund's net assets.

           (c) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Company's Board of Directors. At March 31, 2002, these securities represented 2.1% of the Fund's net assets.

           (d) Adjustable-rate security. Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

           (e) Inverse floating rate security. Coupon varies inversely with changes in short-term tax-exempt interest rates. Security is considered a leveraged investment in an underlying municipal bond. Risks related to inverse floating rate securities are (1) if short-term interest rates rise (fall), these securities will produce less (more) current income, and (2) if long-term interest rates rise (fall), the value of these securities will fall (rise) more than the value of the underlying

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS
          (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

               bond. At March 31, 2002, this security represented 0.2% of the Fund's net assets.

           (f) At March 31, 2002, the cost of securities purchased on a delayed-delivery basis, including when-issued securities, was $28,759,000.

           (g) Represents less than 0.1% of net assets.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

39

S T A T E M E N T
=================--------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

ASSETS

  Investment in securities, at market value (identified cost of $2,370,778)     $2,428,651
  Cash                                                                                 646
  Receivables:
     Capital shares sold                                                               372
     Interest                                                                       35,081
     Securities sold                                                                 3,776
                                                                                ----------
        Total assets                                                             2,468,526
                                                                                ----------

LIABILITIES

  Securities purchased                                                              29,752
  Capital shares redeemed                                                            1,484
  USAA Investment Management Company                                                   581
  USAA Transfer Agency Company                                                          78
  Accounts payable and accrued expenses                                                144
  Dividends on capital shares                                                        2,532
                                                                                ----------
        Total liabilities                                                           34,571
                                                                                ----------
           Net assets applicable to capital shares outstanding                  $2,433,955
                                                                                ==========

REPRESENTED BY:

  Paid-in capital                                                               $2,386,416
  Accumulated net realized loss on investments                                     (10,334)
  Net unrealized appreciation of investments                                        57,873
                                                                                ----------
        Net assets applicable to capital shares outstanding                     $2,433,955
                                                                                ==========
  Capital shares outstanding                                                       188,247
                                                                                ==========
  Authorized shares of $.01 par value                                              302,000
                                                                                ==========
  Net asset value, redemption price, and offering price per share               $    12.93
                                                                                ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA INTERMEDIATE-TERM FUND
Year ended March 31, 2002

NET INVESTMENT INCOME

  Interest income                                                                $132,466
                                                                                 --------
  Expenses:
    Management fees                                                                 6,726
    Administrative and servicing fees                                               2,438
    Transfer agent's fees                                                             974
    Custodian's fees                                                                  371
    Postage                                                                           114
    Shareholder reporting fees                                                        130
    Directors' fees                                                                     5
    Registration fees                                                                 116
    Professional fees                                                                 102
    Other                                                                              73
                                                                                 --------
       Total expenses                                                              11,049
    Expenses paid indirectly                                                         (159)
                                                                                 --------
       Net expenses                                                                10,890
                                                                                 --------
         Net investment income                                                    121,576
                                                                                 --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

  Net realized gain                                                                 1,174
  Change in net unrealized appreciation/depreciation                              (31,874)
                                                                                 --------
         Net realized and unrealized loss                                         (30,700)
                                                                                 --------
  Increase in net assets resulting from operations                               $ 90,876
                                                                                 ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

41

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA INTERMEDIATE-TERM FUND
Years ended March 31,

                                                                  2002              2001
                                                            ----------------------------
FROM OPERATIONS

  Net investment income                                     $  121,576        $  117,963
  Net realized gain on investments                               1,174             2,185
  Change in net unrealized appreciation/
     depreciation of investments                               (31,874)           84,375
                                                            ----------------------------
       Increase in net assets resulting from operations         90,876           204,523
                                                            ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                       (121,576)         (117,963)
                                                            ----------------------------

FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                    374,234           257,149
  Dividend reinvestments                                        91,092            86,788
  Cost of shares redeemed                                     (311,480)          242,998
                                                            ----------------------------
     Increase in net assets from capital share
       transactions                                            153,846           100,939
                                                            ----------------------------
  Net increase in net assets                                   123,146           187,499

NET ASSETS

  Beginning of period                                        2,310,809         2,123,310
                                                            ----------------------------
  End of period                                             $2,433,955        $2,310,809
                                                            ============================

CHANGE IN SHARES OUTSTANDING

  Shares sold                                                   28,534            20,114
  Shares issued for dividends reinvested                         6,958             6,800
  Shares redeemed                                              (23,763)          (19,116)
                                                            ----------------------------
     Increase in shares outstanding                             11,729             7,798
                                                            ============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND
March 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term
         Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

            A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

               Net realized gain (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes due to "wash sale" losses deferred. The

43

N O T E S
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          to FINANCIAL Statements
          (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2002
               character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

               The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:


                                                   2002             2001
               -----------------------------------------------------------------
               Tax-exempt income               $121,576,000     $117,963,000
               Long-term capital gains              --               --


               As of March 31, 2002, the components of net assets on a tax basis were as follows:

               Undistributed tax-exempt income                    $   2,532,000
               Accumulated net realized loss on investments         (10,334,000)
               Net unrealized appreciation of investments            57,873,000


           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

           D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $159,000.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS-Delivery and payment for securities that have been purchased

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          to FINANCIAL Statements
          (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

               by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2002, net outstanding delayed-delivery and when-issued commitments for the Fund were $28,759,000.

           F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding

45

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          to FINANCIAL Statements
          (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

         borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $10,334,000, which, if not offset by subsequent capital gains, will expire between 2008 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2002, were $393,634,000 and $292,669,000, respectively.

         At March 31, 2002, the cost of securities, for federal income tax purposes, was $2,370,778,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2002, for federal income tax purposes, were $89,168,000 and $31,295,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.28% of its average net assets.

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          to FINANCIAL Statements
          (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/-  0.20% to 0.50%             +/-  0.04%
+/-  0.51% to 1.00%             +/-  0.05%
+/-  1.01% and greater          +/-  0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

47

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly, at an annualized rate of 0.15% of the Fund's monthly average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
               USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 2002, the Association and its affiliates owned 3,277,000 shares (1.7%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA INTERMEDIATE-TERM FUND
March 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED MARCH 31,
                                      ---------------------------------------------------------------------------------
                                            2002              2001              2000               1999            1998
                                      ---------------------------------------------------------------------------------
Net asset value at
   beginning of period                $    13.09        $    12.58        $    13.39         $    13.38      $    12.77
                                      ---------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                     .67               .69               .69                .70             .71
   Net realized and
     unrealized gain (loss)                 (.16)              .51              (.81)               .01             .61
                                      ---------------------------------------------------------------------------------
Total from investment operations             .51              1.20              (.12)               .71            1.32
                                      ---------------------------------------------------------------------------------
Less distributions:
   From net investment income               (.67)             (.69)             (.69)              (.70)           (.71)
                                      ---------------------------------------------------------------------------------
Net asset value at end of period      $    12.93        $    13.09        $    12.58         $    13.39      $    13.38
                                      =================================================================================
Total return (%)*                           3.90              9.83              (.84)              5.42           10.59
Net assets at end of period (000)     $2,433,955        $2,310,809        $2,123,310         $2,344,401      $2,039,505
Ratio of expenses to
   average net assets (%)                    .46(a)            .36               .36                .36             .37
Ratio of net investment income to
   average net assets (%)                   5.06              5.41              5.39               5.21            5.42
Portfolio turnover (%)                     12.97              9.41             10.46              11.85            7.87

  * Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.

49

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth E. Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996.
                 He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

                 CHRISTOPHER W. CLAUS (2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Born: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID G. PEEBLES (4)
                 Director and Vice President
                 Born: October 1939

                 Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments,

51

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5,6)
                 Director
                 Born: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3, 4, 5, 6)
                 Director
                 Born: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR  (3, 4, 5,6)
                 Director
                 Born: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA

                                                                              52
.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 LAURA T. STARKS, PH.D. (3, 4, 5,6)
                 Director
                 Born: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2, 3, 4, 5, 6)
                 Director
                 Born: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                     THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX
                     78265-9430.

53

.. . . C O N T I N U E D
=======================---------------------------------------------------------

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 KENNETH E. WILLMANN
                 Vice President
                 Born: August 1946

                 Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Born: July 1948

                 Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Born: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98- 7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer,
                 USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96- 12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

55

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57

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

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio  456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio  456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio  498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio  498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

[LOGO]USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
                       ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

40857-0502                                   (C)2002, USAA. All rights reserved.